ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2005
BACs Sold	11,777,706	11,777,706	11,777,706
Series Forty Seven [Member]
BACs Sold	3,478,334	3,478,334
Series Forty Eight [Member]
BACs Sold	2,299,372	2,299,372
Series Forty Nine [Member]
BACs Sold	6,000,000	6,000,000